Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses And Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2023	2022
Accrued employee compensation and benefits	$263	$705
Accrued professional fees	1,377	1,953
Other	305	486

	$1,945	$3,144